27. EMPLOYEE BENEFITS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Employee profit sharing	R$ 385,667	R$ 247,178
Obligation related to long-term incentives plan	R$ 4,853
Description of executives stock option plan	The plan provides for granting annual shares over a three-year period that shall not exceed 1.5% of the Company’s share capital.
Description of adjusted by the weighted average cost of capital	Adjusted by the weighted average cost of capital of 10.98% and 9.34%, respectively, estimated for the three-year period of the program, brought to present value at the period’s opportunity cost of 14.67% and 10.55%, respectively, which corresponds to the fair value of the share.
PBS telemar plan [member]
Disclosure of defined benefit plans [line items]
Description of pension benefit plan	The contributions from Active Participants of the PBS-Telemar Benefit Plan correspond to the sum of: (i) 0.5% to 1.5% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 1% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 11% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to 8% of the payroll of active participants of the plan. The plan is funded under the capital formation approach.
Telemar prev plan [member]
Disclosure of defined benefit plans [line items]
Description of pension benefit plan	A participant’s regular contribution is comprised of two portions: (i) basic - equivalent to 2% of the contribution salary; and (ii) standard - equivalent to 3% of the positive difference between the total contribution salary and the social security contribution. The additional extraordinary contributions from participants are optional and can be made in multiples of 0.5% of the Contribution Salary, for a period of not less than six (6) months. Nonrecurring extraordinary contributions from a participant are also optional and cannot be lower than 5% of the Contribution Salary ceiling. The Plan’s Charter requires the parity between participants’ and sponsors’ contributions, up to the limit of 8% of the Contribution Salary, even though a sponsor is not required to match Extraordinary Contributions made by participants. The plan is funded under the capital formation approach.
TCSPREV plan [member]
Disclosure of defined benefit plans [line items]
Description of pension benefit plan	The monthly Contribution of the Fundador/Alternativo Plan Participants, previously merged with and into BrTPREV, corresponds to the sum of: (i) 3% charged on the Contribution Salary; (ii) 2% charged on the Contribution Salary that exceeds half of the highest Official Pension Scheme Contribution Salary, and (iii) 6.3% charged on the Contribution Salary that that exceeds the highest Official Pension Scheme Contribution Salary. The Plan’s Charter provides for contribution parity by the Participants and the Sponsors.
PBSTNC plan [member]
Disclosure of defined benefit plans [line items]
Description of pension benefit plan	The contributions from Active Participants of the PBS-TNC Benefit Plan correspond to the sum of: (i) 0.28% to 0.85% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 0.57% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 6.25% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to a percentage of the payroll of the employees who are Active Plan Participants, as set on an annual basis in the Costing Plan.
CELPREV plan [member]
Disclosure of defined benefit plans [line items]
Description of pension benefit plan	The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage, 0%, 0.5%, 1%, 1.5% or 2%, depending on each participant’s option, to his or her Contribution Salary (SP). The Sponsors contribute with an amount equivalent to such contribution, less the monthly, mandatory contribution of each Sponsor required to fund risk costs (Sick Pay Benefit). The Additional Regular Contribution corresponds The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage ranging from 0% to 6%, in multiples of 0.5%, as elected by each participant, on the Contribution Salary exceeding 10 Plan Benchmark Units (URPs).
PBS a plan [member]
Disclosure of defined benefit plans [line items]
Description of pension benefit plan	In December 2019, the National Pension Plan Authority (PREVIC) approved the allocation of a special reserve of the PBS-A Benefit Plan, with the reversal of amounts to sponsors and improvement of benefits, in the form of temporary income, to the beneficiaries. The total amount of the Company’s share of the PBS-A’s surplus corresponds to R$669,054 (R$140,274 in the Company), to be received in 36 monthly installments, adjusted by the Plan’s profitability, recognized in accounting as the installments are received, with an impact on other comprehensive income, as required by IAS 19.
PAMA plan [member]
Disclosure of defined benefit plans [line items]
Description of pension benefit plan	In October 2015, in compliance with a court order, Sistel transferred the surpluses of the PBS-A benefits plan, amounting to R$3,042 million, to ensure the solvency of the plan PAMA. Of the total amount transferred, R$2,127 million is related to the plans sponsored by the Company, prorated to the portions of the defined benefit obligations. The amount was established based on actuarial studies prepared by an outside consulting firm using assumptions consistent with the population of PAMA users and the projection of medical expenses increase inherent to this population. Beginning on the issue of said court order, the Company started to calculate and disclose information on the PAMA actuarial obligations.